Basis Of Presentation	12 Months Ended
Dec. 31, 2025
Text Block 1 [Abstract]
Basis Of Presentation

Note 2. Basis of Presentation

(a)
Statement of Compliance

These consolidated financial statements (the “Financial Statements”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and were approved and authorized for issue by the Board of Directors (the “Board”) on February 25, 2026. Certain prior period amounts have been reclassified to conform with current period’s presentation.

(b)
Basis of Presentation and Measurement

These Financial Statements are prepared on a historical cost basis except as detailed in the accounting policies disclosed in Note 3 “Summary of Material Accounting Policies”. The accounting policies described in Note 3 and Note 4(a) have been applied consistently to all periods presented in these Financial Statements. Standards and guidelines issued but not yet effective for the current accounting period are described in Note 4(b) under the “New Accounting Pronouncements” sub-section.

(c)
Functional Currency and Presentation Currency

The Financial Statements are presented in United States dollars (“USD”), rounded to the nearest million, except per share amounts and ratios or as otherwise noted. Transactions of the Company’s individual entities are recorded in their own functional currency based on the primary economic environment in which it operates.

(d)
Use of Estimates and Judgment

The timely preparation of these Financial Statements requires that Management make judgments, estimates, and assumptions based on existing knowledge that affect the application of accounting policies and the reported amounts and disclosures. Actual results could differ from these estimates and assumptions. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Significant estimates and judgments used in the preparation of the Financial Statements are described in Note 5 “Significant Accounting Estimates and Judgment”.

(e)
Basis of Consolidation

These Financial Statements include the accounts of the Company and its subsidiaries. Subsidiaries are fully consolidated from the date of acquisition and continue to be consolidated until the date that control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as the parent Company, using consistent accounting policies. All intra-group balances, income and expenses, and unrealized gains and losses resulting from intra-group transactions are eliminated in full.